Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” (calculated in accordance with Item 402(v) of Regulation
S-K)
and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO ($) 1	Compensation Actually Paid to PEO ($) 2	Average Summary Compensation Table Total for Non-PEO NEOs ($) 3	Average Compensation Actually Paid to Non-PEO NEOs ($) 4	Value of Initial Fixed $100 Investment Based On:		Net Income ($) 7	Constant Currency Revenue Change (%) 8
					Total Shareholder Return ($) 5	Peer Group Total Shareholder Return ($) 6

2022	$17,370,247	($6,603,081)	$5,461,901	($613,799)	$142.08	$113.64	$359,613,000	14.0%

2021	$14,771,567	$110,340,110	$5,375,755	$23,246,352	$218.10	$131.62	$273,108,000	19.3%

2020	$12,312,994	$66,016,725	$4,759,476	$17,470,321	$135.50	$99.47	$218,390,000	14.5%

(1)	The dollar amounts reported are the amounts reported for Mr. Olesky in the “Total” column of the Summary Compensation Table for the applicable year.

(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in SCT (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2022	$17,370,247	$10,515,830	$(13,457,498)	($6,603,081)

2021	$14,771,567	$4,399,913	$99,968,456	$110,340,110

2020	$12,312,994	$3,999,956	$57,703,687	$66,016,725

(a)	Represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table (“SCT”) for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments

2022	$9,998,715	($7,012,564)	$0	($16,528,931)	$0	$85,283	($13,457,498)

2021	$8,911,959	$83,671,962	$0	$7,217,622	$0	$166,912	$99,968,456

2020	$9,639,720	$43,446,949	$0	$4,409,743	$0	$207,275	$57,703,687

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Sara Furber, Billy Hult, Enrico Bruni and Justin Peterson; (ii) for 2021, Robert Warshaw, Sara Furber, Billy Hult, Enrico Bruni and Justin Peterson; and (iii) for 2020, Robert Warshaw, Billy Hult, Enrico Bruni and Justin Peterson.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards in SCT	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non- PEO NEOs

2022	$5,461,901	$2,490,155	($3,585,545)	($613,799)

2021	$5,375,755	$2,240,306	$20,110,904	$23,246,352

2020	$4,759,476	$1,603,718	$14,314,563	$17,470,321

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments

2022	$2,208,532	($2,771,511)	$0	($3,058,595)	$0	$36,029	($3,585,545)

2021	$3,975,919	$14,915,175	$0	$1,173,517	$0	$46,294	$20,110,904

2020	$3,864,890	$9,510,776	$0	$870,138	$0	$68,758	$14,314,563

(5)
The dollar amounts reported represent the amount of cumulative total return for our Class A common stock (“Company Cumulative TSR”) calculated as of the end of each measurement period based on an initial investment of $100 in our Class A common stock on December 31, 2019, assuming the reinvestment of all dividends.

(6)
The dollar amounts reported represent the amount of cumulative total return for the Dow Jones US Financials Index (“Peer Group Cumulative TSR”) calculated as of the end of each measurement period based on an initial investment of $100 in shares of the Dow Jones US Financials Index on December 31, 2019, assuming the reinvestment of all dividends.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
The percentage amounts reported represent the constant currency revenue change, which is a non-GAAP
financial measure, defined as total revenue change excluding the effects of foreign currency fluctuations. Total revenue excluding the effects of foreign currency fluctuations is calculated by translating the current period and prior period’s total revenue using the annual average exchange rates for the prior period.

Company Selected Measure Name	constant currency revenue change
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Sara Furber, Billy Hult, Enrico Bruni and Justin Peterson; (ii) for 2021, Robert Warshaw, Sara Furber, Billy Hult, Enrico Bruni and Justin Peterson; and (iii) for 2020, Robert Warshaw, Billy Hult, Enrico Bruni and Justin Peterson.
Peer Group Issuers, Footnote [Text Block]	The dollar amounts reported represent the amount of cumulative total return for the Dow Jones US Financials Index (“Peer Group Cumulative TSR”) calculated as of the end of each measurement period based on an initial investment of $100 in shares of the Dow Jones US Financials Index on December 31, 2019, assuming the reinvestment of all dividends.
PEO Total Compensation Amount	$ 17,370,247	$ 14,771,567	$ 12,312,994
PEO Actually Paid Compensation Amount	$ (6,603,081)	110,340,110	66,016,725
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in SCT (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2022	$17,370,247	$10,515,830	$(13,457,498)	($6,603,081)

2021	$14,771,567	$4,399,913	$99,968,456	$110,340,110

2020	$12,312,994	$3,999,956	$57,703,687	$66,016,725

(a)	Represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table (“SCT”) for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments

2022	$9,998,715	($7,012,564)	$0	($16,528,931)	$0	$85,283	($13,457,498)

2021	$8,911,959	$83,671,962	$0	$7,217,622	$0	$166,912	$99,968,456

2020	$9,639,720	$43,446,949	$0	$4,409,743	$0	$207,275	$57,703,687

Non-PEO NEO Average Total Compensation Amount	$ 5,461,901	5,375,755	4,759,476
Non-PEO NEO Average Compensation Actually Paid Amount	$ (613,799)	23,246,352	17,470,321
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards in SCT	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non- PEO NEOs

2022	$5,461,901	$2,490,155	($3,585,545)	($613,799)

2021	$5,375,755	$2,240,306	$20,110,904	$23,246,352

2020	$4,759,476	$1,603,718	$14,314,563	$17,470,321

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments

2022	$2,208,532	($2,771,511)	$0	($3,058,595)	$0	$36,029	($3,585,545)

2021	$3,975,919	$14,915,175	$0	$1,173,517	$0	$46,294	$20,110,904

2020	$3,864,890	$9,510,776	$0	$870,138	$0	$68,758	$14,314,563

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
From 2021
year-end
to 2022
year-end,
the Company’s Cumulative TSR decreased 35% to $142.08, while the Peer Group Cumulative TSR decreased 14% to $113.64, the compensation actually paid to the PEO decreased 106% during 2022, as compared to 2021 and the average of the compensation actually paid to the non-PEO
NEOs

Executive Compensation

decreased 103%. The significant declines in both the compensation actually paid to the PEO and the average of the non-PEO
NEOs was primarily driven by the decline in fair value of equity awards granted in both the current and prior years and is consistent with the decline in the Company’s Cumulative TSR and the significant component of executive compensation paid in equity.
From 2020
year-end
to 2021
year-end,
the Company’s Cumulative TSR increased 61% to $218.10, while the Peer Group Cumulative TSR increased 32% to $131.62, the compensation actually paid to the PEO increased 67% during 2021, as compared to 2020 and the average of the compensation actually paid to the non-PEO
NEOs increased 33%. The significant increases in both the compensation actually paid to the PEO and the average of the non-PEO
NEOs was primarily driven by the increase in fair value of equity awards granted in both the current and prior years and is consistent with the increase in the Company’s Cumulative TSR and the significant component of executive compensation paid in equity.
From 2019
year-end
to 2020
year-end,
the Company’s Cumulative TSR increased 36% to $135.50, while the Peer Group Cumulative TSR decreased 1% to $99.47.
The graphic below illustrates the relationship between compensation actually paid to the Company’s Cumulative TSR, as well as the relationship between the Company’s Cumulative TSR to the Peer Group Cumulative TSR for each of the periods described above.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
From 2021
year-end
to 2022
year-end,
net income increased 32%, while the compensation actually paid to the PEO decreased 106%, and the average of the compensation actually paid to the non-PEO
NEOs decreased 103%, as compared to 2021. The increase in net income, representing the Company’s strong performance during the year, did not directionally correlate with the declines in compensation actually paid as the increase in net income did not correlate with the stock price depreciation during the year. Declines in the compensation actually paid were primarily driven by declines in the fair value of equity awards granted in both the current and prior years, resulting in negative equity award adjustments. Equity awards are a significant component of executive compensation and therefore these adjustments have a significant impact on compensation actually paid.
From 2020
year-end
to 2021
year-end,
net income increased 25%, the compensation actually paid to the PEO increased 67% and the average of the compensation actually paid to the non-PEO
NEOs increased 33%. The primary driver of the increase in compensation actually paid in 2021, a significant component of which is compensation paid in equity, was the positive equity award adjustments driven by the increase in fair value of equity awards granted in both the current and prior years. Therefore, the increase in net income, representing the Company’s strong performance during the year, did directionally correlate with the increases in compensation actually paid during the year, as the increase in net income correlated with the stock price appreciation during the year.
From 2019
year-end
to 2020
year-end,
net income increased 26%.
The graphic below illustrates the relationship between compensation actually paid to the Company’s net income for each of the periods described above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Constant Currency Revenue Change
From 2021
year-end
to 2022
year-end,
constant currency revenue increased 14%, while the compensation actually paid to the PEO decreased 106%, and the average of the compensation actually paid to the non-PEO
NEOs decreased 103%, as compared to 2021. The percentage increase in constant currency revenue directly correlates with the decline in the
“Non-Equity
Incentive Plan Compensation” component of compensation actually paid to Messrs. Olesky and Hult (as one of the non-PEO
NEOs) as their annual performance bonuses earned are based in part on constant currency revenue change targets, which did not reach the maximum payout performance goals set by the Compensation Committee for 2022 as described above in the section titled “Fiscal 2022 Compensation Program in Detail—Annual Cash Bonuses,” where such maximum payout goals were reached in 2021 and 2020. The number of PRSUs granted during 2022 to both the PEO and non-PEO
NEOs were also negatively impacted by not reaching the maximum payout performance goals set for 2022 (impacting the performance modifier applicable for the award). By linking the performance modifier for PRSUs to important metrics of Company business performance, including constant currency revenue, the NEOs’ interests are aligned with those of stockholders to drive revenue and margin growth. Declines in the compensation actually paid were primarily driven by the decline in fair value of equity awards granted in both the current and prior years, resulting in negative equity award adjustments, which equity awards are a significant component of executive compensation and therefore these adjustments have a significant impact on compensation actually paid.
From 2020
year-end
to 2021
year-end,
constant currency revenue increased 19.3%, the compensation actually paid to the PEO increased 67% and the average of the compensation actually paid to the non-PEO
NEOs increased 33%. The percentage increase in constant currency revenue directly correlates with the increase in the
“Non-Equity
Incentive Plan Compensation” component of compensation actually paid to Messrs. Olesky and Hult (as one of the non-PEO
NEOs) as their annual performance bonuses earned are based in part on constant currency revenue change targets, which achieved the maximum payout performance goals set by the Compensation Committee for 2021. The number of PRSUs granted during 2021 to both the PEO and non-PEO
NEOs were also positively impacted by achieving the maximum payout performance goals set for 2021 (resulting in the application of the maximum performance modifier for the award). However, the primary driver of the change in compensation actually paid during 2021 was the positive equity award adjustments, primarily driven by the increase in fair value of equity awards granted in both the current and prior years, as a result of stock price appreciation during the year and the significant component of executive compensation paid in equity.
From 2019
year-end
to 2020
year-end,
constant currency revenue increased 14.5%.
The graphic below illustrates the relationship between compensation actually paid to the Company’s constant currency revenue change for each of the periods described above.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and Cumulative TSR
From 2021
year-end
to 2022
year-end,
the Company’s Cumulative TSR decreased 35% to $142.08, while the Peer Group Cumulative TSR decreased 14% to $113.64, the compensation actually paid to the PEO decreased 106% during 2022, as compared to 2021 and the average of the compensation actually paid to the non-PEO
NEOs

Executive Compensation

decreased 103%. The significant declines in both the compensation actually paid to the PEO and the average of the non-PEO
NEOs was primarily driven by the decline in fair value of equity awards granted in both the current and prior years and is consistent with the decline in the Company’s Cumulative TSR and the significant component of executive compensation paid in equity.
From 2020
year-end
to 2021
year-end,
the Company’s Cumulative TSR increased 61% to $218.10, while the Peer Group Cumulative TSR increased 32% to $131.62, the compensation actually paid to the PEO increased 67% during 2021, as compared to 2020 and the average of the compensation actually paid to the non-PEO
NEOs increased 33%. The significant increases in both the compensation actually paid to the PEO and the average of the non-PEO
NEOs was primarily driven by the increase in fair value of equity awards granted in both the current and prior years and is consistent with the increase in the Company’s Cumulative TSR and the significant component of executive compensation paid in equity.
From 2019
year-end
to 2020
year-end,
the Company’s Cumulative TSR increased 36% to $135.50, while the Peer Group Cumulative TSR decreased 1% to $99.47.
The graphic below illustrates the relationship between compensation actually paid to the Company’s Cumulative TSR, as well as the relationship between the Company’s Cumulative TSR to the Peer Group Cumulative TSR for each of the periods described above.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The performance metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Constant Currency Revenue Change
•	Constant Currency Adjusted EBTIDA Margin

Total Shareholder Return Amount	$ 142.08	218.1	135.5
Peer Group Total Shareholder Return Amount	113.64	131.62	99.47
Net Income (Loss)	$ 359,613,000	$ 273,108,000	$ 218,390,000
Company Selected Measure Amount	0.14	0.193	0.145
PEO Name	Mr. Olesky
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Constant Currency Revenue Change
Non-GAAP Measure Description [Text Block]
(8)
The percentage amounts reported represent the constant currency revenue change, which is a non-GAAP
financial measure, defined as total revenue change excluding the effects of foreign currency fluctuations. Total revenue excluding the effects of foreign currency fluctuations is calculated by translating the current period and prior period’s total revenue using the annual average exchange rates for the prior period.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Constant Currency Adjusted EBTIDA Margin
PEO [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 10,515,830	$ 4,399,913	$ 3,999,956
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,457,498)	99,968,456	57,703,687
PEO [Member] | Equity Awards Adjustments Year End Fair Value of Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	9,998,715	8,911,959	9,639,720
PEO [Member] | Equity Awards Adjustments Change In Fair Value as of Year End of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(7,012,564)	83,671,962	43,446,949
PEO [Member] | Equity Awards Adjustments Change in Fair Value as of Vesting Date of Vested Awards During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	0
PEO [Member] | Equity Awards Adjustments Change in Fair Value as of Vesting Date of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(16,528,931)	7,217,622	4,409,743
PEO [Member] | Equity Awards Adjustments for Equity Awards Failed to Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	0
PEO [Member] | Equity Awards Adjustments Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	85,283	166,912	207,275
Non-PEO NEO [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,490,155	2,240,306	1,603,718
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,585,545)	20,110,904	14,314,563
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value of Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	2,208,532	3,975,919	3,864,890
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value as of Year End of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(2,771,511)	14,915,175	9,510,776
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value as of Vesting Date of Vested Awards During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value as of Vesting Date of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(3,058,595)	1,173,517	870,138
Non-PEO NEO [Member] | Equity Awards Adjustments for Equity Awards Failed to Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustments Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ 36,029	$ 46,294	$ 68,758